INCOME TAX EXPENSE (Contents of Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAX EXPENSE [Abstract]
Current income tax				(328)
Deferred income tax benefit	7,904	47,850	116,709	68,876
Valuation allowance	(7,904)	(47,850)	(116,709)	(92,874)
Total				(24,326)